UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: CITY OF EDINBURGH COUNCIL AS ADMINISTRATOR OF THE LOTHIAN PENSION FUND
Address:  WAVERLEY COURT LEVEL 3/3, 4 EAST MARKET STREET, EDINBURGH, UK, EH8 8BG


Form 13F File Number:   [insert]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		IAN DAVID WAGSTAFF
Title:  	PORTFOLIO MANAGER

Signature, Place, and Date of Signing:


	IAN DAVID WAGSTAFF,		EDINBURGH, UK, 		APRIL 30, 2012
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: [NONE]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0
List of 13(f) Securities used for this report: 	First quarter 2012

Form 13F Information Table Entry Total:  	32
Form 13F Information Table Value Total:  	$392887
					 	(thousands)

List of Other Included Managers: 		None

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

ABBOTT LABS 			COM			002824100	1165		19000		SH		SOLE		19000
ACCENTURE PLC IRELAND		SHS CLASS A		G1151C101	1045		16200		SH		SOLE		16200
ALLIANT TECHSYSTEMS INC		COM			018804104	822		16400		SH		SOLE		16400
AT&T INC			COM			00206R102	1369		43850		SH		SOLE		43850
BLOCK H & R INC			COM			093671105	1286		78100		SH		SOLE		78100
BRINKER INTL INC		COM			109641100	1267		46000		SH		SOLE		46000
CHEVRON CORP NEW		COM			166764100	1083		10100		SH		SOLE		10100
COLGATE PALMOLIVE CO		COM			194162103	1423		14550		SH		SOLE		14550
DELL INC			COM			24702R101	847		51000		SH		SOLE		51000
DIAMOND OFFSHORE DRILLING INC	COM			25271C102	914		13700		SH		SOLE		13700
EXELON CORP			COM			30161N101	894		22800		SH		SOLE		22800
GAMESTOP CORP NEW		CL A			36467W109	935		42800		SH		SOLE		42800
HEINZ H J CO			COM			423074103	991		18500		SH		SOLE		18500
HEWLETT PACKARD CO		COM			428236103	882		37000		SH		SOLE		37000
INTEL CORP			COM			458140100	1237		44000		SH		SOLE		44000
INTERNATIONAL BUSINESS MACHS	COM			459200101	1818		8715		SH		SOLE		8715
ISHARES TR			S&P 500 INDEX		464287200	119600		846969		SH		SOLE		846969
ITT EDUCATIONAL SERVICES INC	COM			45068B109	933		14100		SH		SOLE		14100
JOHNSON & JOHNSON		COM			478160104	989		15000		SH		SOLE		15000
JOY GLOBAL INC			COM			481165108	1029		14000		SH		SOLE		14000
KELLOGG CO			COM			487836108	1164		21700		SH		SOLE		21700
KROGER CO			COM			501044101	936		38650		SH		SOLE		38650
LEXMARK INTL NEW		CL A			529771107	997		30000		SH		SOLE		30000
LOCKHEED MARTIN CORP		COM			539830109	1519		16900		SH		SOLE		16900
MAXIM INTEGRATED PRODS INC	COM			57772K101	1232		43100		SH		SOLE		43100
MICROSOFT CORP			COM			594918104	1290		40000		SH		SOLE		40000
PAYCHEX INC			COM			704326107	1044		33700		SH		SOLE		33700
RYDER SYS INC			COM			783549108	1027		19450		SH		SOLE		19450
SPDR S&P 500 ETF TR		TR UNIT			78462F103	93097		661574		SH		SOLE		661574
TENET HEALTHCARE CORP		COM			88033G100	1156		217650		SH		SOLE		217650
VANGUARD INDEX FDS		S&P 500	ETF SH		922908413	148099		2300749		SH		SOLE		2300749
WALGREEN CO			COM			931422109	797		23800		SH		SOLE		23800

